Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The components of debt are as follows:

(in thousands)	DECEMBER 31, 2017	SEPTEMBER 30, 2018
Term A Loan	$—	$20,000
Term B Loan	—	15,000
Less unamortized deferred cost	—	(3,358)

Long-term debt	$—	$31,642

Schedule of Maturities of Long-term Debt	The following table sets forth the Company’s future minimum principal payments (in thousands):

2018	$—
2019	—
2020	9,000
2021	12,000
2022	12,000
2023	2,000

$35,000